Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 202,760	$ 27,962	¥ 175,292
Accounts receivable, net	255,101	35,179	316,657
Prepaid expenses and other current assets	95,373	13,153	115,170
Amounts due from related parties	63	9	1,115
Investment in marketable security	105,697	14,576	40,548
Total current assets	658,994	90,879	648,782
Property and equipment, net	2,303	318	2,735
Intangible assets, net	415,597	57,313	419,055
Goodwill	172,781	23,828	172,781
Long term investment	234,588	32,351	234,176
Long term deposits and other assets	955	132	953
Right-of-use assets-operating lease	15,725	2,169	19,209
Deferred tax assets	5,347	737	4,337
Total non-current assets	847,296	116,848	853,246
TOTAL ASSETS	1,506,290	207,727	1,502,028
Current liabilities
Bank loan	5,000	690	5,000
Accounts payable	57,236	7,892	116,251
Accrued salary and employee benefits	9,234	1,273	12,428
Accrued expenses and other current liabilities	4,840	668	13,264
Contingent consideration – earn-out liability	6,314	871	4,336
Warrant liabilities	15	2	166
Income tax payable	10,399	1,434	13,531
Lease liabilities-operating lease -current	7,527	1,038	7,174
Deferred revenue	86,384	11,913	93,383
Total current liabilities	186,949	25,781	265,533
Non-current liabilities
Deferred tax liabilities	60,527	8,347	61,236
Lease liabilities-operating lease -non-current	8,874	1,224	12,773
Total non-current liabilities	69,401	9,571	74,009
TOTAL LIABILITIES	256,350	35,352	339,542
Commitments and contingencies
EQUITY
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively. 37,679,786 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of June 30, 2023, respectively
Class A ordinary shares	418,599	57,728	396,880
Class B ordinary shares	23,896	3,295	23,896
Shares to be issued	20,817	2,871	33,923
Treasury stocks	(16,482)	(2,273)	(16,482)
Statutory reserves	42,949	5,923	39,208
Retained earnings	742,944	102,457	665,099
Accumulated other comprehensive income	17,572	2,423	18,070
Total shareholders’ equity	1,250,295	172,424	1,160,594
Non-controlling interests	(355)	(49)	1,892
Total equity	1,249,940	172,375	1,162,486
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,506,290	$ 207,727	¥ 1,502,028